Recent Accounting Pronouncements (Policy)	12 Months Ended
Dec. 31, 2013
Recent Accounting Pronouncements [Abstract]
Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income

Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued guidance related to items reclassified from accumulated other comprehensive income. The new standard requires either in a single note or parenthetically on the face of the financial statements: (i) the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its sources and (ii) the income statement line items affected by the reclassification.  The standard was effective for us January 1, 2013, with early adoption permitted.  The adoption of this guidance did not have a significant impact to our consolidated financial position, results of operations or cash flows.

Presentation of an Unrecognized Tax benefit When a Net Operating Loss Carryforward, a Similar Tax Loss,  or a Tax Credit Carryforward Exists

In July 2013, the FASB issued guidance related to the financial statement presentation of an unrecognized tax benefit, a similar tax loss, or a tax credit carryforward exists.  The new standard requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, as similar tax loss, or a tax credit carryforward unless certain circumstances exist.  The standard is effective for us as of January 1, 2014, with early adoption permitted.  The adoption of this guidance is not expected to have a significant impact on our consolidated financial position, results of operations or cash flows.